                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number     811-08231
                                                     -------------------

                     Spirit of America Investment Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                             Syosset, NY 11791-9006
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                                Syosset, NY 11791
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5555
                                                           --------------

                    Date of fiscal year end: October 31, 2003
                                             ---------------------

                   Date of reporting period: October 31, 2003
                                             ---------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                        December 2003

Dear Shareholder,

     We are pleased to present you with the annual report of the Spirit of America Real Estate Fund for the period ended October 31, 2003. We believe that the fund will continue to benefit from the continued growth of the economy.
     It is our belief that our present holdings have not fully appreciated in value and that we have invested in several sectors and individual companies which are still substantially under-valued due to short term factors or circumstances.
     Because of low interest rates over the past year, housing starts and sales grew and this was a cause for vacancies in many apartment REITS. This gave us the opportunity to invest at advantageous prices. In addition, we believe that tax law changes have not had their full positive impact on the economy. As a result, our recent investments in multi-family apartment, shopping center, industrial and office REITs have not completely benefited from economic increases.
     It is our intention to continue investing in under-valued sectors and stocks, while always attempting to minimize risks. However, please note that REITS are subject to the normal risks associated with the ownership of real estate. These include possible declines in value, environmental problems and changes in interest rates.
     For more complete information about the Spirit of America Real Estate Fund and a prospectus, call your broker or (800) 452-4892 or (610) 382-7819. Please read the prospectus completely before investing.
     We are grateful for your investment and support, and we will strive to continue to produce similar successful results.


                                            Sincerely,


                                            David Lerner

ILLUSTRATION OF $10,000 INVESTMENT
(UNAUDITED)

SPIRIT OF AMERICA REAL ESTATE FUND - CLASS A

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund - Class A with the performance of the Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Fund - Class A include reinvested dividends, and the impact of the maximum sales charge placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

                          Average Annual Total Returns
                         Periods Ended October 31, 2003

1 Year                23.20%
5 Year                11.33%
Since Inception        7.35%

              SPIRIT OF AMERICA REAL ESTATE FUND - CLASS A*                   MORGAN STANLEY REIT INDEX
-------------------------------------------------------------------------------------------------------
01/09/98                                             9,479                                       10,000
04/30/98                                             9,109                                        9,735
10/31/98                                             8,362                                        8,468
04/30/99                                             8,552                                        8,819
10/31/99                                             7,828                                        7,938
04/30/00                                             8,032                                        8,833
10/31/00                                             8,480                                        9,382
04/30/01                                            10,145                                       10,411
10/31/01                                            10,718                                       10,626
04/30/02                                            12,567                                       12,575
10/31/02                                            11,604                                       11,336
04/30/03                                            12,853                                       12,595
10/31/03                                            15,094                                       15,184

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Fund commenced operations January 9, 1998.

ILLUSTRATION OF INVESTMENT
(UNAUDITED)

SPIRIT OF AMERICA REAL ESTATE FUND - CLASS B

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund - Class B with the performance of the
Morgan Stanley REIT Index. The values and returns for the Spirit of America Real Estate Fund - Class B include reinvested dividends, and the impact of the contingent deferred sales charge at redemption. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

                          Average Annual Total Returns
                         Periods Ended October 31, 2003

1 Year                23.36%
5 Year                10.47%
Since Inception        7.43%*

                            SPIRIT OF AMERICA REAL ESTATE FUND - CLASS B*            MORGAN STANLEY REIT INDEX
--------------------------------------------------------------------------------------------------------------
03/06/98                                                           10,000                               10,000
04/30/98                                                            9,405                                9,950
10/31/98                                                            8,592                                8,655
04/30/99                                                            8,761                                9,013
10/31/99                                                            7,983                                8,113
04/30/00                                                            8,174                                9,028
10/31/00                                                            8,599                                9,589
04/30/01                                                           10,259                               10,641
10/31/01                                                           10,797                               10,860
04/30/02                                                           12,616                               12,852
10/31/02                                                           11,616                               11,586
04/30/03                                                           12,819                               12,873
10/31/03                                                           14,997                               15,519

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Effective March 6, 1998, the Fund began offering Class B shares.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2003

                                                                              SHARES       MARKET VALUE
                                                                              ------       ------------
COMMON STOCKS - 98.55%
APARTMENTS (REITS) - 22.08%
Amli Residential Properties Trust                                               113,300   $    2,882,352
Apartment Investment & Management Co.                                           158,800        6,494,920
Associated Estates Realty Corp.                                                 372,000        2,403,120
Cornerstone Realty Income Trust, Inc.                                           265,400        2,194,858
Gables Residential Trust                                                        151,800        4,884,924
Mid-America Apartment Communities, Inc.                                         193,200        6,066,480
Pennsylvania Real Estate Investment Trust                                       117,900        3,937,860
Post Properties, Inc.                                                           121,500        3,207,600
United Dominion Realty Trust, Inc.                                               52,000          907,400
                                                                                          --------------
                                                                                              32,979,514
                                                                                          --------------
DIVERSIFIED (REITS) - 7.75%
BNP Residential Properties, Inc.                                                128,100        1,416,786
Colonial Properties Trust                                                        41,900        1,550,300
Crescent Real Estate Equities Co.                                               189,900        2,914,965
Duke Realty Corp.                                                                 4,000          117,120
FrontLine Capital Group *                                                           640                6
Hospitality Properties Trust                                                     32,300        1,184,441
PMC Commerical Trust                                                              2,400           33,552
Sizeler Property Investors, Inc.                                                159,300        1,679,022
U.S. Restaurant Properties, Inc.                                                168,000        2,688,000
Vornado Operating, Inc.*                                                            250              139
                                                                                          --------------
                                                                                              11,584,331
                                                                                          --------------
HEALTHCARE (REITS) - 13.55%
CLC Healthcare, Inc.*                                                               400              370
Five Star Quality Care, Inc. *                                                    1,353            4,424
Health Care Property Investors, Inc.                                             98,000        4,569,740
Health Care REIT, Inc.                                                          147,100        4,876,365
Healthcare Realty Trust, Inc.                                                   102,500        3,459,375
National Health Investors, Inc.                                                  76,200        1,619,250
Nationwide Health Properties, Inc.                                              257,100        4,704,930
National Health Realty, Inc.                                                     53,600          897,264
OMEGA Healthcare Investors, Inc.*                                                 9,000           67,500
Senior Housing Properties Trust                                                   2,700           40,203
                                                                                          --------------
                                                                                              20,239,421
                                                                                          --------------
INDUSTRIAL (REITS) - 8.44%
Bedford Property Investors, Inc.                                                 13,000          341,380
Brandywine Realty Trust                                                          16,000          405,440
First Industrial Realty Trust, Inc.                                             210,351        6,794,337
Keystone Property Trust                                                         221,900        4,438,000
Prime Group Realty Trust *                                                      101,200          629,464
                                                                                          --------------
                                                                                              12,608,621
                                                                                          --------------

                                                                              SHARES       MARKET VALUE
                                                                              ------       ------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc.+                                                                1,260                -
                                                                                          --------------
NET LEASE (REITS) - 6.56%
Commercial Net Lease Realty                                                     271,116        4,663,195
IStar Financial, Inc.                                                            10,000          380,600
Lexington Corporate Properties Trust                                            248,700        4,770,066
                                                                                          --------------
                                                                                               9,813,861
                                                                                          --------------
OFFICE SPACE (REITS) - 13.68%
Arden Reality, Inc.                                                             107,100        2,995,587
Glenborough Realty Trust, Inc.                                                  174,000        3,393,000
Great Lakes REIT                                                                 24,300          389,529
Highwoods Properties, Inc.                                                      182,500        4,525,999
HRPT Properties Trust                                                           571,100        5,345,496
Koger Equity                                                                     40,000          774,800
Mack-Cali Realty Corp.                                                           51,600        1,944,804
Reckson Associates Realty Corporation                                            47,800        1,062,116
                                                                                          --------------
                                                                                              20,431,331
                                                                                          --------------
REGIONAL MALLS (REITS) - 11.68%
Crown American Realty Trust                                                     350,500        4,198,990
Glimcher Realty Trust                                                           320,550        6,789,249
Macerich Company, The                                                            82,200        3,304,440
Mills Corporation, The                                                           69,700        2,843,760
Simon Property Group, Inc.                                                        6,000          270,480
Taubman Centers, Inc.                                                             2,000           40,320
                                                                                          --------------
                                                                                              17,447,239
                                                                                          --------------
SHOPPING CENTERS (REITS) - 13.02%
Burnham Pacific Properties, Inc. *                                               11,000            3,548
Developers Diversified Realty Corp.                                             146,104        4,222,406
Equity One, Inc.                                                                139,500        2,336,625
Federal Realty Investment Trust                                                  77,600        2,944,920
Malan Realty Investors, Inc. *                                                    5,000           24,050
New Plan Excel Realty Trust                                                     236,510        5,368,777
Price Legacy Corporation *                                                        2,200            7,546
Ramco-Gershenson Properties Trust                                               165,300        3,991,995
Realty Income Corporation                                                        14,000          551,600
                                                                                          --------------
                                                                                              19,451,467
                                                                                          --------------

                                                                              SHARES       MARKET VALUE
                                                                              ------       ------------
STORAGE (REITS) - 1.79%
Shurgard Storage Centers, Inc., Cl. A                                             4,000          144,800
Sovran Self Storage, Inc.                                                        74,800        2,531,980
                                                                                          --------------
                                                                                               2,676,780
                                                                                          --------------
TOTAL COMMON STOCKS
(Cost $119,609,971)                                                                       $  147,232,565
                                                                                          --------------
PREFERRED STOCKS - 0.12%
NET LEASE (REITS) - 0.12%
Commercial Net Lease Realty 9% Series A
(Cost $152,677)                                                                   6,352          173,092
                                                                                          --------------
TOTAL INVESTMENTS - 98.67%
(Cost $119,762,648**)                                                                        147,405,657
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.33%                                               1,987,356
                                                                                          --------------

NET ASSETS - 100.00%                                                                      $  149,393,013
                                                                                          ==============

 +   Company filed for Chapter 7 bankruptcy on August 14, 2001.
 *   Non-income producing security
** Cost for Federal income tax purposes is $119,762,648, and net unrealized appreciation consists of:

                    Gross unrealized appreciation   $ 30,303,175
                    Gross unrealized depreciation     (2,660,166)
                                                    ------------
                    Net unrealized appreciation     $ 27,643,009
                                                    ============

                 See accompnaying notes to financial statements.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
    Investments in securities at value (cost $119,762,648) (Note 1)      $  147,405,657
    Cash                                                                        940,129
    Receivables:
       Capital stock sold                                                       586,547
       Dividends and interest                                                   927,564
    Prepaid assets                                                               13,258
                                                                         --------------
                  TOTAL ASSETS                                              149,873,155
                                                                         --------------

LIABILITIES
    Payables:
       Capital stock redeemed                                                   186,062
       Advisory fees                                                            156,670
       Distribution expenses (Note 3)                                            45,158
       Other accrued exepnses                                                    92,252
                                                                         --------------
                  TOTAL LIABILITIES                                             480,142
                                                                         --------------


NET ASSETS                                                               $  149,393,013
                                                                         ==============

CLASS A SHARES
       Net assets applicable to 12,573,265 outstanding $0.001
          par value shares (500,000,000 authorized shares)               $  137,410,342
                                                                         ==============
       Net asset value and redemption price per Class A Share
          ($137,410,342 DIVIDED BY 12,573,265 shares)                    $        10.93
                                                                         ==============
       Offering price per share ($10.93 DIVIDED BY 0.9475)               $        11.54
                                                                         ==============

CLASS B SHARES
       Net assets applicable to 1,078,838 outstanding $0.001
          par value shares (500,000,000 authorized shares)               $   11,982,671
                                                                         ==============
       Net asset value and offering price per Class B Share
          ($11,982,671 DIVIDED BY 1,078,838 shares)                      $        11.11
                                                                         ==============
       Redemption price per share ($11.11 X 0.9425)                      $        10.47
                                                                         ==============

SOURCE OF NET ASSETS
    At October 31, 2003, net assets consisted of:
    Paid-in capital                                                      $  121,750,004
    Net unrealized appreciation on investments                               27,643,009
                                                                         --------------
             NET ASSETS                                                  $  149,393,013
                                                                         ==============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
   Dividends                                                         $     6,004,376
   Interest                                                                    6,129
                                                                     ---------------
         TOTAL INVESTMENT INCOME                                           6,010,505
                                                                     ---------------

EXPENSES
   Investment advisory fees (Note 3)                                       1,170,121
   Transfer agent fees                                                       266,000
   Administration fees                                                       135,223
   Distribution fees - Class A (Note 3)                                      329,662
   Distribution fees - Class B (Note 3)                                      107,437
   Accounting fees                                                            75,143
   Registration fees                                                          23,700
   Legal fees                                                                 20,405
   Custodian fees                                                             27,300
   Printing expense                                                           41,882
   Amortization of organization costs (Note 1)                                 4,386
   Auditing fees                                                               9,500
   Directors' fees                                                            17,271
   Insurance expense                                                          16,045
   Miscellaneous expense                                                       4,295
                                                                     ---------------
         TOTAL EXPENSES                                                    2,248,370
         Recoupment of waived and reimbursed expenses (Note 3)               203,267
                                                                     ---------------
         NET EXPENSES                                                      2,451,637
                                                                     ---------------
         NET INVESTMENT INCOME                                             3,558,868
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions                            1,098,567
   Net change in unrealized appreciation of investments                   28,223,895
                                                                     ---------------
         Net realized and unrealized gain on investments                  29,322,462
                                                                     ---------------

         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $    32,881,330
                                                                     ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEAR      FOR THE YEAR
                                                                                        ENDED              ENDED
                                                                                   OCTOBER 31, 2003   OCTOBER 31,2002
                                                                                   ----------------   ---------------
OPERATIONS
    Net investment income                                                          $      3,558,868   $     3,191,643
    Net realized gain from security transactions and REITs                                1,098,567         1,301,351
    Net change in unrealized appreciation/depreciation of investments                    28,223,895        (1,124,599)
                                                                                   ----------------   ---------------
         Net increase in net assets                                                      32,881,330         3,368,395
                                                                                   ----------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:
         Class A                                                                         (3,280,399)       (2,922,634)
         Class B                                                                           (282,851)         (317,570)
                                                                                   ----------------   ---------------
         Total distributions from net investment income to shareholders                  (3,563,250)       (3,240,204)
                                                                                   ----------------   ---------------
   Distributions from realized gains
         Class A                                                                         (1,007,189)       (1,043,314)
         Class B                                                                            (91,378)         (115,240)
                                                                                   ----------------   ---------------
         Total distributions from realized gains to shareholders                         (1,098,567)       (1,158,554)
                                                                                   ----------------   ---------------
   Excess of net investment income
         Class A                                                                                  -          (128,803)
         Class B                                                                                  -           (13,994)
                                                                                   ----------------   ---------------
         Total distributions in excess of net investment income to shareholders                   -          (142,797)
                                                                                   ----------------   ---------------
   Return of capital:
         Class A                                                                         (2,655,884)         (783,371)
         Class B                                                                           (228,510)          (85,112)
                                                                                   ----------------   ---------------
         Total distributions from net return of capital to shareholders                  (2,884,394)         (868,483)
                                                                                   ----------------   ---------------
   Total distributions to shareholders                                                   (7,546,211)       (5,410,038)
                                                                                   ----------------   ---------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
   Shares sold:
         Class A                                                                         43,934,245        49,957,616
         Class B                                                                          1,304,630         4,028,639
   Shares issued as reinvestment of distributions:
         Class A                                                                          4,949,904         3,407,909
         Class B                                                                            458,177           395,801
   Shares redeemed:
         Class A                                                                        (20,373,141)      (13,570,924)
         Class B                                                                         (1,713,839)         (949,265)
                                                                                   ----------------   ---------------
   Increase in net assets derived from capital share transactions (a)                    28,559,976        43,269,776
                                                                                   ----------------   ---------------
         Total increase in net assets                                                    53,895,095        41,228,133

NET ASSETS
   Beginning of period                                                                   95,497,918        54,269,785
                                                                                   ----------------   ---------------
   End of period                                                                   $    149,393,013   $    95,497,918
                                                                                   ================   ===============
   (a) Transactions in capital stock were:
    Shares sold:
         Class A                                                                          4,497,043         5,213,263
         Class B                                                                            134,229           414,278
    Shares issued as reinvestment of dividends:
         Class A                                                                            508,805           353,722
         Class B                                                                             46,596            40,378
   Shares redeemed:
         Class A                                                                         (2,016,435)       (1,416,401)
         Class B                                                                           (154,195)          (98,748)
                                                                                   ----------------   ---------------
   Increase in shares outstanding                                                         3,016,043         4,506,492
                                                                                   ================   ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                       CLASS B         CLASS B         CLASS B        CLASS B          CLASS B
                                                    ------------    ------------    ------------    ------------    ------------
                                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                        2003            2002            2001            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       9.11    $       8.98    $       7.53    $       7.51    $       8.64
                                                    ------------    ------------    ------------    ------------    ------------
Income from Investment Operations:
  Net investment income                                     0.26            0.35            0.28            0.40            0.40
  Net realized and unrealized gain/(loss) on
    investments                                             2.30            0.36            1.63            0.16           (0.99)
                                                    ------------    ------------    ------------    ------------    ------------
        Total from investment operations                    2.56            0.71            1.91            0.56           (0.59)
                                                    ------------    ------------    ------------    ------------    ------------

Less Distributions:
  Distributions from net investment income                 (0.26)          (0.34)          (0.28)          (0.40)          (0.42)
  Distributions from capital gains                         (0.09)          (0.12)              -               -               -
  Distributions in excess of ordinary income                   -           (0.01)
  Distributions from return of capital                     (0.21)          (0.11)          (0.18)          (0.14)          (0.12)
                                                    ------------    ------------    ------------    ------------    ------------
    Total distributions                                    (0.56)          (0.58)          (0.46)          (0.54)          (0.54)
                                                    ------------    ------------    ------------    ------------    ------------

NET ASSET VALUE, END OF PERIOD                      $      11.11    $       9.11    $       8.98    $       7.53    $       7.51
                                                    ============    ============    ============    ============    ============

TOTAL RETURN(1)                                            28.43%           7.59%          25.56%           7.72%          (7.09)%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000)                   $     11,983    $      9,583    $      6,254    $      2,560    $      2,645
  Ratio of expenses to average net assets:
     Before expense reimbursement or recapture              2.50%           2.63%           2.99%           4.43%           4.05%
     After expense reimbursement or recapture               2.67%           2.67%           2.67%           2.67%           2.67%
  Ratio of net investment income (loss) to average
    net assets:
     Before expense reimbursement or recapture              2.48%           3.34%           4.72%           3.59%           3.47%
     After expense reimbursement or recapture               2.31%           3.30%           5.04%           5.35%           4.85%
  Portfolio turnover                                        1.52%           1.25%          12.04%          21.55%           8.15%

(1) Calculation does not reflect CDSC charges.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                       CLASS A         CLASS A         CLASS A         CLASS A         CLASS A
                                                    ------------    ------------    ------------    ------------    ------------
                                                       FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                                        2003            2002            2001            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       8.96    $       8.84    $       7.41    $       7.48    $       8.66
                                                    ------------    ------------    ------------    ------------    ------------
Income from Investment Operations:
  Net investment income                                     0.30            0.40            0.31            0.45            0.49
  Net realized and unrealized gain/(loss) on
    investments                                             2.30            0.36            1.63            0.15           (1.02)
                                                    ------------    ------------    ------------    ------------    ------------
        Total from investment operations                    2.60            0.76            1.94            0.60           (0.53)
                                                    ------------    ------------    ------------    ------------    ------------

Less Distributions:
  Distributions from net investment income                 (0.30)          (0.40)          (0.31)          (0.45)          (0.53)
  Distributions from capital gains                         (0.09)          (0.12)              -               -               -
  Distributions in excess of ordinary income                   -           (0.01)
  Distributions from return of capital                     (0.24)          (0.11)          (0.20)          (0.22)          (0.12)
                                                    ------------    ------------    ------------    ------------    ------------
        Total distributions                                (0.63)          (0.64)          (0.51)          (0.67)          (0.65)
                                                    ------------    ------------    ------------    ------------    ------------

NET ASSET VALUE, END OF PERIOD                      $      10.93    $       8.96    $       8.84    $       7.41    $       7.48
                                                    ============    ============    ============    ============    ============
TOTAL RETURN(1)                                            30.07%           8.26%          26.40%           8.33%          (6.38)%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000)                   $    137,410    $     85,915    $     48,016    $     10,936    $     11,225
  Ratio of expenses to average net assets:
     Before expense reimbursement or recapture              1.80%           1.93%           2.29%           3.73%           3.35%
     After expense reimbursement or recapture               1.97%           1.97%           1.97%           1.97%           1.97%
  Ratio of net investment income (loss) to average
    net assets:
     Before expense reimbursement or recapture              3.18%           4.04%           4.12%           4.29%           4.17%
     After expense reimbursement or recapture               3.01%           4.00%           4.44%           6.05%           5.55%
  Portfolio turnover                                        1.52%           1.25%          12.04%          21.55%           8.15%

(1) Calculation does not reflect sales load.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Real Estate Fund (the "Fund"), a series of the
Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

F. USE OF ESTIMATES: In preparing financial statements in conformity with generally accepted accounting principles in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the fiscal year ended October 31, 2003, excluding short-term investments, were as follows:

                                                                         PROCEEDS
                                     PURCHASES                          FROM SALES
                              ----------------------------------------------------------
Real Estate Fund                   $  30,450,172                       $  1,810,715

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2003, were as follows:

                              INVESTMENT ADVISORY      VOLUNTARY EXPENSE
                                   FEE RATE               LIMITATION           ADVISORY FEES
                              -----------------------------------------------------------------
Real Estate Fund Class A            0.97%                  1.97%               $  1,065,989
Real Estate Fund Class B            0.97%                  2.67%                    104,132

                                  EXPENSES WAIVED         EXPENSES              REMAINING
                                  AND REIMBURSED         RECAPTURED           RECAPTURABLE
                                  BY THE ADVISOR       BY THE ADVISOR      EXPENSES AVAILABLE
                              -----------------------------------------------------------------
Real Estate Fund                    $   -               $  203,267             $  64,452

The Fund has adopted distribution plans for Real Estate Fund Class A Shares and Real Estate Fund Class B Shares pursuant to Rule 12b-1 (each a "Plan"). Each Plan permits the Real Estate Fund to pay SSH Securities, Inc. (the "Distributor"), a monthly fee from the assets of the respective class for the Distributor's services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

                                                  DISTRIBUTION              DISTRIBUTION
                                                    FEE RATE                    FEES
                                                  --------------        --------------------
Real Estate Fund Class A                              0.30%                   $  329,662
Real Estate Fund Class B                              1.00%                      107,437

Real Estate Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the fiscal year ended October 31, 2003, sales charges and CDSC fees received by the Distributor were as follows:

                                  SALES CHARGES       CONTINGENT DEFERRED
                                 RECEIVED BY SSH         SALES CHARGES
                              -------------------    ---------------------
Real Estate Class A                $  2,418,679            $       -
Real Estate Class B                           -               61,369

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received the following brokerage commissions for the fiscal year ended October 31, 2003:

                                         BROKERAGE COMMISSIONS
                                       -------------------------
Real Estate Fund                               $  77,906

NOTE 4 - FEDERAL INCOME TAXES
The tax character of distributions paid for the fiscal years ended October 31, 2002 and 2003 were as follows:

2003 TAXABLE DISTRIBUTIONS

                                                           DISTRIBUTIONS IN
                             ORDINARY     NET LONG TERM        EXCESS OF       TOTAL TAXABLE        RETURN           TOTAL
                              INCOME      CAPITAL GAINS    ORDINARY INCOME     DISTRIBUTIONS      OF CAPITAL     DISTRIBUTION
Real Estate Fund Class A   $  3,280,399   $   1,007,189    $              -    $   4,287,588     $  2,655,884    $  6,943,472
Real Estate Fund Class B        282,851          91,378                   -          374,229          228,510         602,739

2002 TAXABLE DISTRIBUTIONS

                                                            DISTRIBUTIONS IN
                              ORDINARY    NET LONG TERM    EXCESS OF ORDINARY  TOTAL TAXABLE       RETURN            TOTAL
                               INCOME     CAPITAL GAINS         INCOME         DISTRIBUTIONS     OF CAPITAL      DISTRIBUTION
Real Estate Fund Class A   $  2,922,634   $   1,043,314    $          128,803  $   4,094,751     $  783,371      $  4,878,122
Real Estate Fund Class B        317,570         115,240                13,994        446,804         85,112           531,916

As of October 31, 2003, the components of distributable earnings/(deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income                                $           -
Undistributed long term capital gains                                    -
Unrealized appreciation                                         27,643,009
                                                             -------------
   Total Distributable Earnings                              $  27,643,009
                                                             =============

An estimate of qualified dividend income of $0.00 was received by the fund through October 31,2003 that qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SPIRIT OF AMERICA INVESTMENT FUND, INC.
SYOSSET, NEW YORK


We have audited the accompanying statements of assets and liabilities of Spirit of America Real Estate Fund, a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Real Estate Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                      TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 26, 2003

                       Spirit of America Real Estate Fund
                            MANAGEMENT OF THE COMPANY
                                   (Unaudited)

Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                         NUMBER OF
                                    TERM OF                                              PORTFOLIOS
                                    OFFICE(2)                                            IN FUND
                                    AND                                                  COMPLEX
                                    LENGTH                                               OVERSEEN     OTHER
NAME, ADDRESS(1) AND (AGE)          OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE  BY           DIRECTORSHIPS
POSITION(S) WITH THE COMPANY        SERVED     YEARS                                     DIRECTOR     HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

David Lerner(3) (67)                Since      President and founder, David Lerner       2            Director of
477 Jericho Turnpike                1998       Associates, Inc., a registered                         Spirit of America
Syosset, New York 11791                        broker-dealer; President, Spirit of                    Management Corp.,
                                               America Management Corp., the                          the Company's
Chairman of the Board of                       Company's investment adviser; and                      investment
Directors                                      Chief Executive Officer and President                  adviser; Director
                                               of SSH Securities, Inc., the Company's                 of SSH
                                               distributor.                                           Securities, Inc.,
                                                                                                      the Company's
                                                                                                      distributor;
                                                                                                      Director of David
                                                                                                      Lerner
                                                                                                      Associates, Inc.,
                                                                                                      a registered
                                                                                                      broker dealer.

Daniel Lerner(3) (42)               Since      Senior Vice President, Investment         2            Director of
477 Jericho Turnpike                1998       Counselor with David Lerner                            David Lerner
Syosset, New York 11791                        Associates, Inc., a registered                         Associates, Inc.,
                                               broker-dealer, since September 2000.                   a registered
Director                                       Previously: Broker with Prudential                     broker-dealer.
                                               Securities from February 2000 to July
                                               2000; Broker with Bear Stearns from
                                               January 1999 to May 1999; Vice
                                               President of SSH Securities, Inc., the
                                               Company's distributor and Senior Vice
                                               President, Investment Counselor and
                                               Assistant Director of Training for
                                               David Lerner Associates, Inc., from
                                               1984 to 1997.

DISINTERESTED
DIRECTORS

Allen Kaufman (67)                  Since      President and Chief Executive Officer     2            Director of
                                    1998       of K.G.K. Agency, Inc., a property and                 K.G.K. Agency,
Director                                       casualty insurance agency, since 1963.                 Inc., a property
                                                                                                      and casualty
                                                                                                      insurance agency.

                                                                                         NUMBER OF
                                    TERM OF                                              PORTFOLIOS
                                    OFFICE(2)                                            IN FUND
                                    AND                                                  COMPLEX
                                    LENGTH                                               OVERSEEN     OTHER
NAME, ADDRESS(1) AND (AGE)          OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE  BY           DIRECTORSHIPS
POSITION(S) WITH THE COMPANY        SERVED     YEARS                                     DIRECTOR     HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Thomas P. Reynolds (63)             Since      President of Thomas P. Reynolds           2            Chairman of the
                                    1999       Securities, Ltd., a broker-dealer,                     Board of
Director                                       since 1979.                                            Directors of
                                                                                                      Thomas P. Reynolds
                                                                                                      Securities, Ltd.,
                                                                                                      a broker-dealer.

Stanley S. Thune (67)               Since      President and Chief Executive Officer,    2            Director of
                                    1998       Freight Management Systems, Inc., a                    Freight Management
Director                                       third party logistics management                       Systems, Inc.
                                               company, since 1994; private investor.

EXECUTIVE OFFICERS

David Lerner
(see biography above)

President

Alan P. Chodosh (49)                Since      Senior Vice President and Chief           NA           NA
477 Jericho Turnpike                2003       Financial Officer of David Lerner
Syosset, New York 11791                        Associates, Inc. since June 1997

Treasurer

(1) If necessary, each Director may be contacted by writing to the Company, c/o Spirit of America Management Corp., 477 Jericho Turnpike, Syosset, New York 11791.
(2) Each Director serves for an indefinite term, until his successor is elected.
(3) David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with Spirit of America Management Corp., the Company's adviser and Daniel Lerner is an "interested" Director by reason of his position with SSH Securities Inc., the Company's distributor. Daniel Lerner is the son of David Lerner.


                            Proxy Voting Information

A description of the Company's proxy voting policies and procedures is available
(i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

                                                   December 2003

Dear Shareholder,

     We are pleased to present you with the annual report of the Spirit of America Value Fund for the period ended October 31, 2003. We believe that the fund will continue to benefit from the continued growth of the economy.
     We believe that our present holdings have not fully appreciated in value and that we have invested in several sectors and individual companies, which are substantially under-valued due to short term factors or circumstances.
     We invest in New York Stock Exchange listed stocks, specifically avoiding investment in higher risk, small cap tech and bio-tech stocks which may produce short term rapid appreciation, but whose prices are based on very high price/earnings ratios, and therefore, we believe contain substantial down-side risk.
     We believe that our portfolio contains companies which may benefit from a continued economic recovery over the next 12 to 18 months.
     Although all investment contains risk, it is our intention to continue investing in under-valued sectors and stocks, while always attempting to minimize risks. You should however be aware that the return on your investment will fluctuate and that upon redemption or sale of your shares the value of your shares may be less than the value of your original investment.
     For more complete information about the Spirit of America Value Fund and a prospectus, call your broker or (800) 452-4892 or (610) 382-7819. Please read the prospectus completely before investing.
     We are grateful for your investment and support, and we will strive to continue to produce similar successful results.


                                    Sincerely


                                    David Lerner

SPIRIT OF AMERICA VALUE FUND
ILLUSTRATION OF $10,000 INVESTMENT

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Value Fund with the performance of the Russell 1000 Value Index. The values and returns for Spirit of America Value Fund include reinvested dividends, and the impact of the maximum sales charges placed on purchases. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

[CHART]

Average Annual Total Returns Periods Ended October 31, 2003

1 Year                    10.29%
Since Inception            5.02%*

                 SPIRIT OF AMERICA VALUE FUND*      RUSSELL 1000 VALUE INDEX
  8/1/2002                               9,475                        10,000
10/31/2002                               9,128                         9,816
  01/31/03                               8,862                         9,673
  04/30/03                               9,249                        10,194
  07/31/03                               9,952                        11,078
  10/31/03                              10,631                        11,749

              PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

*Fund commenced operations August 1, 2002.

                          SPIRIT OF AMERICA VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2003

                                                           SHARES   MARKET VALUE
                                                           ------   ------------
COMMON STOCKS - 97.60%
ALUMINUM - 1.19%
Alcan, Inc.                                                 3,100   $    123,783
Alcoa, Inc.                                                 2,600         82,082
                                                                    ------------
                                                                         205,865
                                                                    ------------
APARTMENTS (REITS) - 2.32%
Apartment Investment & Management Co.                       9,800        400,820
                                                                    ------------
BANKS - 13.44%
Bank of America Corp.                                       5,300        401,369
Bank One Corp.                                             10,200        432,990
Fleet Boston Financial Corp.                                6,500        262,535
KeyCorp                                                     7,600        214,700
US Bankcorp                                                20,800        566,176
Wells Fargo & Co.                                           7,900        444,928
                                                                    ------------
                                                                       2,322,698
                                                                    ------------
COMPUTER INDUSTRY - 8.48%
Hewlett-Packard                                            33,600        749,616
International Business Machines Corp.                       8,000        715,840
                                                                    ------------
                                                                       1,465,456
                                                                    ------------
CONSUMER PRODUCTS - 10.32%
Altria Group, Inc.                                         11,300        525,450
Avon Products, Inc.                                         4,900        333,004
Colgate-Palmolive Co.                                       3,700        196,803
Gillette Co.                                                6,100        194,590
Kimberly-Clark Corp.                                          800         42,248
Maytag Corp.                                               15,100        383,540
Procter & Gamble Co.                                        1,100        108,119
                                                                    ------------
                                                                       1,783,754
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES - 15.01%
American Express Co.                                       14,800        694,564
Capital One Financial Corp.                                12,000        729,600
Citigroup Inc.                                             11,200        530,880
MBNA Corp.                                                 25,800        638,550
                                                                    ------------
                                                                       2,593,594
                                                                    ------------
ENERGY - 4.91%
American Electric Power Company, Inc.                      11,300        318,547
Consolidated Edison, Inc.                                   8,700        352,089
Duke Energy Corp.                                           9,800        177,870
                                                                    ------------
                                                                         848,506
                                                                    ------------

                                                           SHARES   MARKET VALUE
                                                           ------   ------------
FOOD & BEVERAGE - 13.05%
Archer-Daniels-Midland Co.                                  6,500         93,275
Cadbury Schweppes plc.                                      6,200        161,200
Coca-Cola Co.                                               9,900        459,360
Del Monte Foods Co. *                                       1,161         11,041
General Mills, Inc.                                         6,100        273,585
H.J. Heinz Co.                                              9,200        325,036
Kellog Co.                                                  5,800        192,154
Kraft Foods, Inc.                                           1,300         37,830
Kroger Co. *                                                8,800        153,912
PepsiCo Inc.                                                3,600        172,152
Sara Lee Corp.                                             14,300        284,999
Wm. Wrigley Jr. Co.                                         1,600         90,240
                                                                    ------------
                                                                       2,254,784
                                                                    ------------
HEALTHCARE (REITS) - 1.04%
National Health Investors, Inc.                             4,700         99,875
Nationwide Health Properties, Inc.                          4,400         80,520
                                                                    ------------
                                                                         180,395
                                                                    ------------
INDUSTRIAL (REITS) - 1.29%
First Industrial Realty Trust, Inc.                         6,900        222,870
                                                                    ------------
INSURANCE - 0.06%
Travelers Property Casualty Corp. CL A                        216          3,521
Travelers Property Casualty Corp. CL B                        443          7,252
                                                                    ------------
                                                                          10,773
                                                                    ------------
MULTIMEDIA - 1.92%
Time Warner Inc. *                                         10,600        162,074
Viacom, Inc. CL A                                           1,400         55,776
Walt Disney Co.                                             5,000        113,200
                                                                    ------------
                                                                         331,050
                                                                    ------------
NET LEASE (REITS) - 1.25%
Lexington Corp. Properties Trust                           11,300        216,734
                                                                    ------------
OFFICE SPACE (REITS) - 1.29%
Mack-Cali Realty Corp.                                      5,900        222,371
                                                                    ------------
PHARMACEUTICALS - 1.28%
Bristol-Myers Squibb Co.                                    3,000         76,110
Eli Lilly and Co.                                           1,000         66,620
Medco Health Solutions, Inc. *                                192          6,374
Merck and Co. Inc.                                          1,600         70,800
                                                                    ------------
                                                                         219,904
                                                                    ------------
REGIONAL MALLS (REITS) - 0.91%
Glimcher Realty Trust                                       7,400        156,732
                                                                    ------------
RESTURANTS - 0.30%
Wendy's International, Inc.                                 1,400         51,870
                                                                    ------------

                                                           SHARES   MARKET VALUE
                                                           ------   ------------
RETAIL - 13.00%
Target Corp.                                               17,100        679,554
TJX Companies Inc.                                         18,500        388,315
Walgreen Co.                                               12,000        417,840
Wal-Mart Stores Inc.                                       12,900        760,455
                                                                    ------------
                                                                       2,246,164
                                                                    ------------
SHOPPING CENTERS (REITS) - 4.30%
Commercial Net Lease Realty                                12,400        213,280
Federal Realty Investment Trust                             5,000        189,750
New Plan Excel Realty Trust                                 9,900        224,730
Ramco-Gershenson Properties Trust                           2,500         60,375
Realty Income Corp.                                         1,400         55,160
                                                                    ------------
                                                                         743,295
                                                                    ------------
TRANSPORT SERVICES - 1.34%
FedEx Corp.                                                 1,700        128,792
United Parcel Service, Inc.                                 1,400        101,528
                                                                    ------------
                                                                         230,320
                                                                    ------------
WASTE MANAGEMENT - 0.90%
Waste Management, Inc.                                      6,000        155,520
                                                                    ------------
TOTAL INVESTMENTS - 97.60%
(Cost $15,199,382**)                                                  16,863,475
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.40%                         415,396
                                                                    ------------

NET ASSETS - 100.00%                                                $ 17,278,871
                                                                    ============

 * Non-income producing security
** Cost for Federal income tax purposes is $15,199,382, and net unrealized appreciation consists of:

                        Gross unrealized appreciation    $  1,728,948
                        Gross unrealized depreciation         (64,855)
                                                         ------------
                        Net unrealized appreciation      $  1,664,093
                                                         ============

                 See accompanying notes to financial statements.

                          SPIRIT OF AMERICA VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
  Investments in securities at value (cost $15,199,382)(Note 1)     $ 16,863,475
  Cash                                                                   179,579
  Receivables:
     Capital stock sold                                                  275,435
     Dividends and interest                                               20,508
  Prepaid assets                                                           4,900
                                                                    ------------
               TOTAL ASSETS                                           17,343,897
                                                                    ------------

LIABILITIES
  Payables:
     Capital stock redeemed                                               32,194
     Accrued expenses                                                     19,273
     Accrued distribution expense (Note 3)                                 4,145
     Due to Advisor                                                        9,414
                                                                    ------------
               TOTAL LIABILITIES                                          65,026
                                                                    ------------

NET ASSETS
     Net assets applicable to 1,557,623 outstanding $0.001
        par value shares (500,000,000 authorized shares)            $ 17,278,871
                                                                    ============
     Net asset value and redemption price per share
        ($17,278,871 DIVIDED BY 1,557,623 shares)                   $      11.09
                                                                    ============
     Offering price per share ($11.09 DIVIDED BY 0.9475)            $      11.70
                                                                    ============

SOURCE OF NET ASSETS
  At October 31, 2003, net assets consisted of:
  Paid-in capital                                                   $ 15,616,891
  Accumulated net realized loss on investments                            (2,113)
  Net unrealized appreciation on investments                           1,664,093
                                                                    ------------
          NET ASSETS                                                $ 17,278,871
                                                                    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $591)                $    239,686
   Interest                                                                3,745
                                                                    ------------
               TOTAL INVESTMENT INCOME                                   243,431
                                                                    ------------

EXPENSES
   Investment advisory fees (Note 3)                                      84,919
   Transfer agent fees                                                    35,600
   Administration fees                                                    15,456
   Distribution fees (Note 3)                                             26,264
   Accounting fees                                                        27,175
   Registration fees                                                      13,600
   Legal fees                                                              1,372
   Custodian fees                                                          8,500
   Printing expense                                                        3,100
   Auditing fees                                                          12,200
   Directors' fees                                                         1,207
   Insurance expense                                                       2,271
   Miscellaneous expense                                                   1,000
                                                                    ------------
             TOTAL EXPENSES                                              232,664
             Expenses waived and reimbursed by Advisor (Note 3)          (60,199)
                                                                    ------------
             NET EXPENSES                                                172,465
                                                                    ------------
             NET INVESTMENT INCOME                                        70,966
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions                          12,985
    Net change in unrealized appreciation of investments               1,691,734
                                                                    ------------
           Net realized and unrealized gain on investments             1,704,719
                                                                    ------------

           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $  1,775,685
                                                                    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR     FOR THE PERIOD
                                                                              ENDED             ENDED
                                                                         OCTOBER 31, 2003  OCTOBER 31, 2002*
                                                                         ----------------  -----------------
OPERATIONS
     Net investment income                                               $         70,966  $           2,115
     Net realized gain/(loss) from security transactions                           12,985            (15,141)
     Net change in unrealized appreciation/(depreciation) of
       investments                                                              1,691,734            (27,641)
                                                                         ----------------  -----------------
            Net increase/(decrease) in net assets                               1,775,685            (40,667)
                                                                         ----------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income:                                       (73,081)                 -
  Return of capital:                                                              (36,922)                 -
                                                                         ----------------  -----------------
  Total distributions to shareholders                                            (110,003)                 -
                                                                         ----------------  -----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
  Shares sold:                                                                 14,136,780          2,615,521
  Shares issued as reinvestment of distributions:                                  99,340                  -
  Shares redeemed:                                                             (1,050,253)          (147,532)
                                                                         ----------------  -----------------
  Increase in net assets derived from capital share transactions (a)           13,185,867          2,467,989
                                                                         ----------------  -----------------
            Total increase in net assets                                       14,851,549          2,427,322
                                                                         ----------------  -----------------

NET ASSETS
  Beginning of period                                                           2,427,322                  -
                                                                         ----------------  -----------------
  End of period                                                          $     17,278,871          2,427,322
                                                                         ================  =================

  (a) Transactions in capital stock were:
  Shares sold:                                                                  1,448,983            266,737
  Shares issued as reinvestment of dividends:                                       9,778                  -
  Shares redeemed:                                                               (153,102)           (14,773)
                                                                         ----------------  -----------------
  Increase in shares outstanding                                                1,305,659            251,964
                                                                         ================  =================

* Spirit of America Value Fund commenced investment operation on August 1, 2002

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                             FOR THE             FOR THE
                                                                            YEAR ENDED         PERIOD ENDED
                                                                         OCTOBER 31, 2003    OCTOBER 31, 2002*
                                                                         ----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $           9.63    $           10.00
                                                                         ----------------    -----------------

Income from Investment Operations:
     Net investment income                                                           0.07                 0.01
     Net realized and unrealized gain/(loss) on investments                          1.51                (0.38)
                                                                         ----------------    -----------------
             Total from investment operations                                        1.58                (0.37)
                                                                         ----------------    -----------------

Less Distributions:
     Distributions from net investment income                                       (0.08)                   -
     Distributions from return of captial                                           (0.04)                   -
                                                                         ----------------    -----------------
       Total distributions                                                          (0.12)                   -
                                                                         ----------------    -----------------

NET ASSET VALUE, END OF PERIOD                                                      11.09    $            9.63
                                                                         ================    =================

TOTAL RETURN(2)                                                                     16.47%               (3.70)%(1)

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000)                                     $         17,279    $           2,427
     Ratio of expenses to average net assets:
          Before expense reimbursement                                               2.65%                7.38%(3)
          After expense reimbursement                                                1.97%                1.97%(3)
     Ratio of net investment income (loss) to average net assets:
          Before expense reimbursement                                               0.12%               (4.75)%(3)
          After expense reimbursement                                                0.80%                0.66%(3)
     Portfolio turnover                                                              0.00%%              21.59%(1)

*    The Fund commenced investment operations on August 1, 2002.
(1)  Calculation is not annualized.
(2)  Calculation does not reflect sales load.
(3)  Calculation is annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Spirit of America Value Fund (the "Fund"), a series of Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: In preparing financial statements in conformity with generally accepted accounting principles in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. As a result, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Investment transactions for the fiscal year ended October 31, 2003, excluding short-term investments, were as follows:

                                                     PROCEEDS
                        PURCHASES                   FROM SALES
                   --------------------------------------------------
                      $ 13,509,642                     $ 26

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2003, were as follows:

     INVESTMENT ADVISORY            VOLUNTARY EXPENSE
          FEE RATE                      LIMITATION             ADVISOR FEES
  ----------------------------------------------------------------------------
           0.97%                           1.97%                $  84,919

       ADVISORY FEES WAIVED AND EXPENSES        REMAINING RECAPTURABLE
           REIMBURSED BY THE ADVISOR              EXPENSES AVAILABLE
      -------------------------------------------------------------------
                  $   60,199                           $ 77,536

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan). The Plan permits the Fund to pay SSH Securities, Inc. (the "Distributor") a monthly fee from the assets of the Fund for the Distributor's services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

                  DISTRIBUTION               DISTRIBUTION
                    FEE RATE                     FEES
             ------------------------     ------------------
                      0.30%                     $ 26,264

The Fund's shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. For the fiscal year ended October 31, 2003, sales charges received by the Distributor were as follows:

                                    SALES CHARGES
                                   RECEIVED BY SSH
                                   ---------------
                                      $ 734,043

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received the following brokerage commissions for the fiscal year ended October 31, 2003:

                                 BROKERAGE COMMISSIONS
                                 ---------------------
                                      $ 21,660

NOTE 4 - FEDERAL INCOME TAXES

The tax character of distributions paid for the fiscal year ended October 31, 2003 is as follows:

                                DISTRIBUTIONS
                                 IN EXCESS OF                     RETURN
   ORDINARY    NET LONG TERM      ORDINARY       TOTAL TAXABLE      OF            TOTAL
    INCOME     CAPITAL GAINS       INCOME        DISTRIBUTION     CAPITAL     DISTRIBUTIONS
   --------    -------------    -------------    -------------   ---------    -------------
   $ 73,081       $   -             $   -          $ 73,081       $ 36,922      $ 110,003

As of October 31, 2003, the components of distributable earnings/(deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income                          $         -
Capital loss carryforward                                   (2,113)
Unrealized appreciation                                  1,664,093
                                                       -----------
  Total Distributable Earnings                         $ 1,661,980
                                                       ===========

As of October 31, 2003, the Fund has a capital loss carryover available to offset future capital gains, if any, as follows:

                                                      EXPIRING IN 2010
                                                      ----------------
                                                          $ 2,113

An estimate of qualified income of $64,475 was received by the Fund through October 31,2003 that qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SPIRIT OF AMERICA INVESTMENT FUND, INC.
SYOSSET, NEW YORK


We have audited the accompanying statement of assets and liabilities of Spirit of America Value Fund, a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the schedule of investments as of October 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spirit of America Value Fund as of October 31, 2003, the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                                      TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
NOVEMBER  26, 2003

                          Spirit of America Value Fund
                            MANAGEMENT OF THE COMPANY
                                   (Unaudited)

Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                            NUMBER OF
                                    TERM OF                                                 PORTFOLIOS
                                    OFFICE(2)                                               IN FUND
                                    AND                                                     COMPLEX
                                    LENGTH                                                  OVERSEEN         OTHER
NAME, ADDRESS(1) AND (AGE)          OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE     BY               DIRECTORSHIPS
POSITION(S) WITH THE COMPANY        SERVED     YEARS                                        DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

David Lerner(3) (67)                Since      President and founder, David Lerner          2                Director of Spirit
477 Jericho Turnpike                1998       Associates, Inc., a registered                                of America
Syosset, New York 11791                        broker-dealer; President, Spirit of                           Management Corp.,
                                               America Management Corp., the Company's                       the Company's
Chairman of the Board of                       investment adviser; and Chief Executive                       investment adviser;
Directors                                      Officer and President of SSH Securities,                      Director of SSH
                                               Inc., the Company's distributor.                              Securities, Inc.,
                                                                                                             the Company's
                                                                                                             distributor;
                                                                                                             Director of David
                                                                                                             Lerner Associates,
                                                                                                             Inc., a registered
                                                                                                             broker dealer.

Daniel Lerner(3) (42)               Since      Senior Vice President, Investment            2                Director of David
477 Jericho Turnpike                1998       Counselor with David Lerner Associates,                       Lerner Associates,
Syosset, New York 11791                        Inc., a registered broker-dealer, since                       Inc., a registered
                                               September 2000. Previously: Broker with                       broker-dealer.
Director                                       Prudential Securities from February 2000
                                               to July 2000; Broker with Bear Stearns
                                               from January 1999 to May 1999; Vice
                                               President of SSH Securities, Inc., the
                                               Company's distributor and Senior Vice
                                               President, Investment Counselor and
                                               Assistant Director of Training for David
                                               Lerner Associates, Inc., from 1984 to 1997.

DISINTERESTED DIRECTORS

Allen Kaufman (67)                  Since      President and Chief Executive Officer of     2                Director of K.G.K.
                                    1998       K.G.K. Agency, Inc., a property and                           Agency, Inc., a
Director                                       casualty insurance agency, since 1963.                        property and
                                                                                                             casualty insurance
                                                                                                             agency.

                                                                                            NUMBER OF
                                    TERM OF                                                 PORTFOLIOS
                                    OFFICE(2)                                               IN FUND
                                    AND                                                     COMPLEX
                                    LENGTH                                                  OVERSEEN         OTHER
NAME, ADDRESS(1) AND (AGE)          OF TIME    PRINCIPAL OCCUPATION(S) DURING PAST FIVE     BY               DIRECTORSHIPS
POSITION(S) WITH THE COMPANY        SERVED     YEARS                                        DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reynolds (63)             Since      President of Thomas P. Reynolds              2                Chairman of the
                                    1999       Securities, Ltd., a broker-dealer, since                      Board of Directors
Director                                       1979.                                                         of Thomas P. Reynolds
                                                                                                             Securities, Ltd., a
                                                                                                             broker-dealer.

Stanley S. Thune (67)               Since      President and Chief Executive Officer,       2                Director of Freight
                                    1998       Freight Management Systems, Inc., a                           Management Systems,
Director                                       third party logistics management                              Inc.
                                               company, since 1994; private investor.

EXECUTIVE OFFICERS

David Lerner
(see biography above)

President

Alan P. Chodosh (49)                Since      Senior Vice President and Chief              NA               NA
477 Jericho Turnpike                2003       Financial Officer of David Lerner
Syosset, New York 11791                        Associates, Inc. since June 1997

Treasurer

(1) If necessary, each Director may be contacted by writing to the Company, c/o Spirit of America Management Corp., 477 Jericho Turnpike, Syosset, New York 11791.
(2) Each Director serves for an indefinite term, until his successor is elected.
(3) David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with Spirit of America Management Corp., the Company's adviser and Daniel Lerner is an "interested" Director by reason of his position with SSH Securities Inc., the Company's distributor. Daniel Lerner is the son of David Lerner.


                            Proxy Voting Information

A description of the Company's proxy voting policies and procedures is available
(i) without charge, upon request, by calling (516) 390-5565; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Spirit of America Investment Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)*   /s/ David Lerner
                         ----------------------------------------------
                            David Lerner, President
                            (principal executive officer)

Date               January 5, 2004
    -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David Lerner
                         ----------------------------------------------
                            David Lerner, President
                            (principal executive officer)

Date               January 5, 2004
    -------------------------------------------------------------------


By (Signature and Title)*   /s/ Alan Chodosh
                         ----------------------------------------------
                            Alan Chodosh, Treasurer
                            (principal financial officer)

Date               January 5, 2004
    -------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.